Commitments, Contingencies and Guarantees - Additional Information (Detail) - EUR (€) € in Millions			12 Months Ended
		Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
UnrecognizedTaxBenefitsIncludingInterestAndPenalties			€ 208.7
Contractual Obligation	[1]		8,339.4
Zeiss Commitment R&D and Capex investment Contractual Term		6 years
Zeiss Commitment Consideration already paid During the Year			275.1	€ 147.5
Non-committed gurantee facility			€ 85.0

[1]	3.We have excluded unrecognized tax benefits for an amount of EUR 208.7 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.